Notes Payable (Details) - USD ($)				1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 07, 2023	Oct. 05, 2023	Jul. 03, 2023	Nov. 24, 2023	Aug. 23, 2023	Jul. 24, 2023	May 30, 2023	Apr. 24, 2023	Feb. 21, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jan. 02, 2024	Sep. 05, 2023	Apr. 18, 2023	Apr. 04, 2023	May 24, 2021
Notes Payable (Details) [Line Items]
Principal amount							$ 2,000,000										$ 1,060,000
Gross proceeds		$ 3,000,000							$ 1,500,000
Origination fee		240,000			$ 70,000		100,000	$ 60,000	75,000								$ 60,000
Repayment amount															$ 77,000
Gross proceeds from loan							2,000,000
Future receipts agreement							1,157,143
Net proceeds		1,525,539					742,857	860,500
Business loan and security agreement description											The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of December 31, 2023, the note was fully paid off.
Principal amount			$ 215,000	$ 53,099							$ 13,000,000
Loan principal amount					1,400,000			1,060,000								$ 14,500,000
Amount of interest and fees payable					2,079,000		2,880,000	1,590,000
Origination fee			10,750
Outstanding amount		4,470,000
Existing agreement		1,234,461
Purchased Amount prepaid		3,870,000
Amount repaid	$ 3,129,000	4,230,000
Accrue interest rate				8.50%
Unamortized debt discount											$ 458
Share issued (in Shares)											74,227
Common stock value											$ 1,319	$ 108
Debt discount			$ 164,775								2,194,773	$ 1,533,048
Conversion price per share (in Dollars per share)			$ 18
Investores						$ 10,066
Aggregate principal amount											$ 5,200,000
Net sales										$ 154,480
Common stock par value (in Dollars per share)											$ 0.001	$ 0.001						$ 0.001
Shares converted (in Shares)											610,000
Warrrants to exchange shares (in Shares)											551
Common Stock [Member]
Notes Payable (Details) [Line Items]
Share issued (in Shares)						27,344
Common stock par value (in Dollars per share)											$ 0.001
Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Shares converted (in Shares)											86,153
April Repayment Amount [Member]
Notes Payable (Details) [Line Items]
Business loan and security agreement description											(i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023.
Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount	2,100,000
Installment amount		149,000			$ 99,000		102,857	79,500
Unamortized debt discount	1,089,000
MCA Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount											$ 2,498,245
November Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount											1,990,699
Origination fee	140,000
November Loan Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Installment amount	69,000
November Loan Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Installment amount	$ 99,000
Second December Loan [Member]
Notes Payable (Details) [Line Items]
Principal amount											$ 53,099
EvoFem Merger Agreement [Member]
Notes Payable (Details) [Line Items]
Weighted average cost of capital											26.70%
January 2024 Secured Notes [Member]
Notes Payable (Details) [Line Items]
Debt discount											$ 1,800,000
Aggregate principal amount											2,700,000
September 2024 Secured Notes [Member]
Notes Payable (Details) [Line Items]
Debt discount											$ 1,800,000
EvoFem Merger Agreement [Member]
Notes Payable (Details) [Line Items]
Common stock par value (in Dollars per share)											$ 0.0001
Series E-1 Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Common stock par value (in Dollars per share)											0.0001
Series A-1 Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Common stock par value (in Dollars per share)											$ 0.001
Shares converted (in Shares)											2,327
Forecast [Member]
Notes Payable (Details) [Line Items]
Aggregate principal amount													$ 8,000,000	$ 5,000,000
EvoFem Merger Agreement [Member]
Notes Payable (Details) [Line Items]
Common stock par value (in Dollars per share)											$ 0.001
MCA Purchased Amount [Member]
Notes Payable (Details) [Line Items]
Amount repaid		$ 4,110,000
Securities Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount			$ 375,000
Gross proceeds			$ 250,000
Share issued (in Shares)			3,907
Principal amount percentage			19.99%
Common stock value			$ 33,792
Second Tranche Note [Member]
Notes Payable (Details) [Line Items]
Principal amount						$ 2,625,000					$ 2,625,000
Gross proceeds						1,750,000
Unamortized debt discount						$ 1,000,000					113,021
Share issued (in Shares)						17,278
Principal amount percentage						19.99%
Common stock value						$ 38,026
Conversion price per share (in Dollars per share)						$ 15.6
Accrued interest											$ 2,625
Future Receipts Agreement[Member]
Notes Payable (Details) [Line Items]
Principal amount									$ 2,160,000
Origination fee							$ 100,000
April Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Gross proceeds from loan								1,000,000
Principal amount								$ 139,500